UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                     FACE AMOUNT        VALUE
DESCRIPTION                             (000)           (000)
-----------------------------------------------------------------
COMMERCIAL PAPER (A) -- 77.1%
    Banks -- 13.4%
    DNB Nor Bank
        4.768%, 05/15/06                $  750         $   749
    HSBC Finance
        4.734%, 05/04/06                 1,000             999
    Rabobank USA Finance
        4.738%, 05/04/06                 1,000           1,000
    Swedbank
        4.774%, 05/04/06                 1,000             999
    UBS Finanace Delaware LLC
        4.809%, 05/10/06                 1,000             999
-----------------------------------------------------------------
    TOTAL BANKS                                          4,746
-----------------------------------------------------------------
    Electrical Utilities -- 2.8%
    Florida Power & Light
        4.848%, 05/15/06                 1,000             998
-----------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                             998
-----------------------------------------------------------------
    Medical Products and Services -- 2.8%
    Sanofi-Aventis 144A
        4.785%, 05/03/06                 1,000           1,000
-----------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS AND SERVICES                  1,000
-----------------------------------------------------------------
    Financial Services -- 48.8%
    American General Investment 144A
        4.764%, 05/04/06                 1,000             999
    Atlantis One Funding 144A
        4.862%, 05/16/06                 1,000             998
    Falcon Asset Securitization 144A
        4.903%, 05/17/06                 1,000             998
    General Electric Capital
        4.755%, 05/04/06                 1,000             999
    Giro Funding 144A
        4.929%, 05/23/06                 1,000             997
    Grampian Funding LLC 144A
        4.644%, 05/03/06                 1,000           1,000
    Hitachi America Capital 144A
        4.856%, 05/16/06                 1,000             998
    Jupiter Securitization 144A
        4.834%, 05/03/06                 1,000           1,000
    Nordea North America
        4.803%, 05/15/06                 1,000             998
    Paccar Financial
        4.755%, 05/04/06                 1,000             999
    Sheffield Receivables 144A
        4.858%, 05/16/06                 1,000             998
    Society General North America
        4.804%, 05/03/06                 1,000           1,000
    Southern Funding 144A
        4.783%, 05/09/06                 1,000             999
    Total Capital 144A
        4.754%, 05/03/06                 1,000           1,000
    Tulip Funding 144A
        4.831%, 05/15/06                 1,000             998
    White Pine 144A
        4.681%, 05/04/06                   500             500
    Windmill Funding 144A
        4.739%, 05/01/06                   750             750
    Xtra
        4.815%, 05/15/06                 1,000             998
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                            17,229
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 2.8%
    Anheuser Busch
        4.752%, 05/01/06                 1,000           1,000
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                       1,000
-----------------------------------------------------------------


-----------------------------------------------------------------
DESCRIPTION                          FACE AMOUNT      VALUE
                                        (000)         (000)
-----------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
    Retail -- 5.1%
    Procter & Gamble
        4.737%, 05/02/06                $1,000         $ 1,000
    Wal-mart Stores
        4.723%, 05/02/06                   800             800
-----------------------------------------------------------------
    TOTAL RETAIL                                         1,800
-----------------------------------------------------------------
    Telephones & Telecommunication -- 1.4%
    BellSouth
        4.712%, 05/02/06                   500             500
-----------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                   500
-----------------------------------------------------------------
    TOTAL COMMERCIAL PAPER (COST $27,273)               27,273
-----------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 23.2%
    Lehman Brothers
      4.620%, dated 04/28/06, to be
      repurchased on 05/01/06,
      repurchase price $8,187,699
      (collateralized by U.S. Treasury
      Note, par value $8,455,000,
      4.500%, 02/28/11; with a total
      market value $8,349,521)           8,185           8,185
-----------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENT (COST $8,185)             8,185
-----------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.3% (COST $35,458)+        $35,458
-----------------------------------------------------------------
Percentages are based on Net Assets of $35,336 (000s).
(A) The rate reported is the effective yield at time of purchase.
(B) Tri-party Repurchase Agreement
LLC - Limited Liability Company
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2006, the value of these securities amounted to $13,235 (000s), representing 37.45% of the net assets of the Fund.
+ For Federal tax purpose, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                     FACE AMOUNT      VALUE
DESCRIPTION                             (000)         (000)
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 57.0%
U.S. Treasury Bills
    4.485%, 05/18/06                   $30,000        $ 29,937
    4.567%, 05/25/06                    50,000          49,849
    4.597%, 06/08/06                    50,000          49,759
    4.643%, 06/22/06                    40,000          39,733
    4.679%, 07/06/06                    40,000          39,660
-----------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $208,938)    208,938
-----------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 43.3%
    Deutsche Bank
      4.720%, dated 04/28/06, to be
      repurchased on 05/01/06,
      repurchase price $80,401,636
      (collateralized by various U.S.
      Treasury Bills and Notes,
      ranging in par value $15,478,000-
      $55,010,000, 4.500%-7.125%,
      02/28/11-02/15/23; with a
      total market value
      $81,937,451)                      80,370          80,370
    JPMorgan Chase
      4.650%, dated 04/28/06, to be
      repurchased on 05/01/06,
      repurchase price $78,030,225
      (collateralized by a U.S. Treasury
      Note, par value $81,935,000,
      3.875%, 07/15/10; with a total
      market value $79,564,254)         78,000          78,000
-----------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS (COST $158,370)        158,370
-----------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.3% (COST $367,308)+      $367,308
-----------------------------------------------------------------
Percentages are based on Net Assets of $366,045 (000s).
(A) The rate reported is the effective yield at time of purchase.
(B) Tri-party Repurchase Agreement
+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                     FACE AMOUNT      VALUE
DESCRIPTION                             (000)         (000)
-----------------------------------------------------------------
CORPORATE BONDS -- 27.7%
    Aerospace & Defense -- 1.0%
    General Dynamics
        4.500%, 08/15/10                $1,000         $   965
-----------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                              965
-----------------------------------------------------------------
    Agriculture -- 2.0%
    Cargill 144A
        4.375%, 06/01/13                 2,000           1,842
-----------------------------------------------------------------
    TOTAL AGRICULTURE                                    1,842
-----------------------------------------------------------------
    Automotive -- 3.5%
    DaimlerChrysler Holding
        6.400%, 05/15/06                 2,000           2,001
    General Motors
        6.125%, 08/28/07                 1,250           1,215
-----------------------------------------------------------------
    TOTAL AUTOMOTIVE                                     3,216
-----------------------------------------------------------------
    Banks -- 1.0%
    Citigroup
        5.300%, 01/07/16                 1,000             962
-----------------------------------------------------------------
    TOTAL BANKS                                            962
-----------------------------------------------------------------
    Chemicals -- 2.1%
    Dow Chemical
        6.000%, 10/01/12                 1,000           1,017
    E.I. Du Pont de Nemours
        4.125%, 04/30/10                 1,000             950
-----------------------------------------------------------------
    TOTAL CHEMICALS                                      1,967
-----------------------------------------------------------------
    Electrical Services & Equipment -- 3.4%
    Central Power & Light, MBIA
        Insured
        7.125%, 02/01/08                 1,000           1,029
    Pacificorp
        6.900%, 11/15/11                   793             842
    PSEG Power LLC
        3.750%, 04/01/09                 1,300           1,237
-----------------------------------------------------------------
    TOTAL ELECTRICAL SERVICES & EQUIPMENT                3,108
-----------------------------------------------------------------
    Financial Services -- 6.5%
    American General Finance MTN,
        Ser F
        5.910%, 06/12/06                   500             500
    Boeing Capital
        6.500%, 02/15/12                 1,000           1,041
    Countrywide Home Loans MTN
        4.125%, 09/15/09                 1,000             956
    First Data
        3.375%, 08/01/08                   400             383
    Ford Motor Credit
        7.375%, 02/01/11                   650             589
        6.500%, 01/25/07                 1,000             994
    General Electric Capital MTN,
        Ser A
        6.875%, 11/15/10                   500             527
    Lehman Brothers Holdings
        7.000%, 02/01/08                 1,000           1,026
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                             6,016
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 0.6%
    Campbell Soup
        6.750%, 02/15/11                   500             523
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                         523
-----------------------------------------------------------------
    Oil Drilling & Refining -- 2.2%
    ENSCO International
        6.750%, 11/15/07                 1,000           1,019
    Marathon Oil
        5.375%, 06/01/07                 1,000           1,000
-----------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                        2,019
-----------------------------------------------------------------

-----------------------------------------------------------------
DESCRIPTION                          FACE AMOUNT      VALUE
                                        (000)         (000)
-----------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
    Oil Exploration & Production -- 0.9%
    Anadarko Petroleum
        5.000%, 10/01/12                $  850         $   816
-----------------------------------------------------------------
    TOTAL OIL EXPLORATION & PRODUCTION                     816
-----------------------------------------------------------------
    Retail -- 1.6%
    Target
        5.375%, 06/15/09                   500             501
    Wal-Mart Stores
        4.000%, 01/15/10                 1,000             954
-----------------------------------------------------------------
    TOTAL RETAIL                                         1,455
-----------------------------------------------------------------
    Telephones & Telecommunication -- 2.4%
    Alltel
        6.500%, 11/01/13                 1,000           1,038
    AT&T
        5.875%, 08/15/12                 1,000           1,004
    Verizon Global Funding
        4.000%, 01/15/08                   200             195
-----------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                 2,237
-----------------------------------------------------------------
    Utilities -- 0.5%
    Alabama Power, Ser G
        5.375%, 10/01/08                   500             499
-----------------------------------------------------------------
    TOTAL UTILITIES                                        499
-----------------------------------------------------------------
    TOTAL CORPORATE BONDS (COST $26,398)                25,625
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.8%
    FFCB
        4.450%, 06/01/15                 2,500           2,339
    FHLB, Ser 598
        4.625%, 11/21/08                 1,000             987
    FHLB, Ser 7109
        4.000%, 11/13/09                 2,000           1,924
    FHLMC
        5.500%, 07/15/06                 3,000           3,000
        4.375%, 07/17/15                 3,000           2,790
    FNMA
        6.000%, 08/01/35                 2,445           2,435
        6.000%, 05/01/36                 1,500           1,493
        5.500%, 03/15/11                 1,500           1,514
        5.500%, 02/01/36                 2,486           2,415
        5.500%, 04/01/36                 1,500           1,455
        5.250%, 08/01/12                 1,000             983
        4.737%, 05/30/06 (A)             2,000           1,992
    GNMA
        5.500%, 04/15/36                 1,500           1,473
-----------------------------------------------------------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $25,354)                                      24,800
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 22.3%
    FHLMC
        7.000%, 12/01/06                     2               2
        7.000%, 12/01/14                    11              11
        7.000%, 04/01/15                    12              12
        5.000%, 01/01/13                 1,468           1,446
        5.000%, 10/01/16                   630             614
        4.750%, 01/18/11                 3,000           2,936
    FHLMC, Ser 2595, Cl AJ
        3.500%, 02/15/14                   247             243
    FNMA
        7.500%, 04/01/15                    --              --
        7.500%, 12/01/30                    33              35
        7.000%, 12/01/06                     4               4
        7.000%, 07/01/07                     7               7
        7.000%, 12/01/09                    11              12
        6.500%, 01/01/32                   286             292
        5.500%, 06/01/25                 2,591           2,536
        5.500%, 10/01/34                   813             791
        5.000%, 10/01/18                   521             508

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                     FACE AMOUNT      VALUE
DESCRIPTION                          (000)/SHARES     (000)
-----------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- CONTINUED
        5.000%, 12/01/18                $  636         $   620
        4.500%, 07/01/18                 1,324           1,263
        4.000%, 09/01/10                 1,161           1,110
    GNMA
        7.500%, 08/15/12                    19              20
        7.500%, 09/15/13                    16              17
        7.500%, 12/20/29                     5               6
        6.500%, 06/15/08                     1               1
        6.500%, 10/15/08                     1               1
        6.500%, 09/15/13                    49              50
        6.500%, 04/15/14                    22              23
        6.500%, 03/15/31                    48              49
        6.500%, 07/15/31                   420             432
        6.000%, 05/15/28                     6               6
        6.000%, 02/15/29                   100             100
        6.000%, 09/15/34                   780             784
        6.000%, 09/15/34                    64              64
        6.000%, 11/15/34                   376             377
        6.000%, 12/15/34                   397             399
        5.500%, 01/15/36                 1,992           1,957
        5.000%, 09/15/17                   444             436
        5.000%, 09/15/17                    27              26
        5.000%, 12/15/17                   570             560
        5.000%, 10/15/18                    51              50
        5.000%, 11/15/18                    54              53
        5.000%, 01/15/19                   284             279
        5.000%, 01/15/19                   721             708
        5.000%, 03/15/33                    77              73
        5.000%, 04/15/33                    30              29
        5.000%, 06/15/33                    35              34
        5.000%, 06/15/33                    62              59
        4.500%, 02/15/20                 1,671           1,607
-----------------------------------------------------------------
    TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
     (COST $21,271)                                     20,642
-----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.8%
    U.S. Treasury Bond
        5.375%, 02/15/31                 1,990           2,020
        4.500%, 02/15/16                 2,100           2,008
    U.S. Treasury Notes
        6.625%, 05/15/07                   550             559
        4.250%, 08/15/14                 4,000           3,788
        4.250%, 11/15/14                 4,500           4,254
        3.500%, 12/15/09                 3,000           2,862
        3.375%, 02/28/07                 2,000           1,975
-----------------------------------------------------------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $18,212)      17,466
-----------------------------------------------------------------
FOREIGN GOVERNMENT -- 0.3%
    Province of Manitoba
        4.250%, 11/20/06                   250             249
-----------------------------------------------------------------
    TOTAL FOREIGN GOVERNMENT (COST $251)                   249
-----------------------------------------------------------------
CASH EQUIVALENTS (B) -- 4.6%
      Federated Prime Cash
        Obligations Fund, 4.71%      2,272,152           2,272
      SEI Daily Income Trust
        Prime Obligations Fund,
        Cl A, 4.79%                  2,027,732           2,028
-----------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $4,300)                 4,300
-----------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.5% (COST $95,786)+        $93,082
-----------------------------------------------------------------
Percentages are based on Net Assets of $92,618 (000s).
(A) The rate shown represents the security's effective yield at time of purchase.
(B) The rate shown is the 7-day effective yield as of April 30, 2006.
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
MBIA -- Municipal Bonds Investors Assurance
MTN -- Medium Term Note
Ser -- Series
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2006, the value of these securities amounted to $1,842 (000s), representing 2.00% of the net assets of the Fund.
Amounts that are "--"are either $0 or have been rounded to $0.
+ At April, 30, 2006, the tax basis cost of the Fund's investments was $95,786, and the unrealized appreciation and depreciation were $107 and $(2,811), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON VALUE FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                                       VALUE
DESCRIPTION                             SHARES         (000)
------------------------------------------------------------------
COMMON STOCK -- 98.7%
    Aerospace & Defense -- 2.8%
      Boeing                            20,000        $  1,669
      Rockwell Collins                  26,000           1,487
------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                            3,156
------------------------------------------------------------------
    Agriculture -- 3.1%
      Archer-Daniels-Midland            51,000           1,853
      Monsanto                          20,000           1,668
------------------------------------------------------------------
    TOTAL AGRICULTURE                                    3,521
------------------------------------------------------------------
    Automotive -- 4.0%
      Genuine Parts                     37,000           1,615
      Johnson Controls                  23,000           1,876
      Paccar                            15,000           1,079
------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                     4,570
------------------------------------------------------------------
    Banks -- 12.7%
      Bank of Hawaii                    26,000           1,412
      Golden West Financial             14,000           1,006
      JPMorgan Chase                    39,000           1,770
      Keycorp                           30,000           1,147
      Mellon Financial                  44,000           1,656
      PNC Financial Services Group      22,000           1,572
      State Street                      26,000           1,698
      US Bancorp                        48,000           1,509
      Wachovia                          23,000           1,377
      Washington Mutual                 29,000           1,307
------------------------------------------------------------------
    TOTAL BANKS                                         14,454
------------------------------------------------------------------
    Coal Mining -- 2.8%
      Peabody Energy                    50,000           3,193
------------------------------------------------------------------
    TOTAL COAL MINING                                    3,193
------------------------------------------------------------------
    Consumer Products -- 1.6%
      Newell Rubbermaid                 64,000           1,755
------------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                              1,755
------------------------------------------------------------------
    Electrical Utilities -- 7.9%
      Allegheny Energy*                 45,000           1,603
      Alliant Energy                    50,000           1,598
      Constellation Energy Group        23,000           1,263
      MDU Resources Group               41,000           1,507
      PPL                               44,000           1,278
      TXU                               34,000           1,687
------------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                           8,936
------------------------------------------------------------------
    Financial Services -- 8.4%
      Bear Stearns                      10,000           1,425
      CIT Group                         28,000           1,512
      Goldman Sachs Group               10,000           1,603
      Lehman Brothers Holdings          11,000           1,663
      Merrill Lynch                     22,000           1,678
      Morgan Stanley                    25,000           1,607
------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                             9,488
------------------------------------------------------------------
    Food, Beverage & Tobacco -- 3.0%
      Campbell Soup                     50,000           1,607
      Reynolds American                 16,000           1,754
------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                       3,361
------------------------------------------------------------------
    Gas & Natural Gas -- 4.0%
      AGL Resources                     36,000           1,274
      Questar                           21,000           1,681
      Sempra Energy                     34,000           1,564
------------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                              4,519
------------------------------------------------------------------
    Industrials -- 5.4%
      Cummins                           16,000           1,672
      Emerson Electric                  19,000           1,614
      Nucor                             26,000           2,829
------------------------------------------------------------------
    TOTAL INDUSTRIALS                                    6,115
------------------------------------------------------------------


------------------------------------------------------------------
DESCRIPTION                             SHARES         VALUE
                                                       (000)
------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Insurance -- 8.3%
      Chubb                             30,000        $  1,546
      Cigna                             13,000           1,391
      Hartford Financial
        Services Group                  18,000           1,655
      Lincoln National                  28,000           1,626
      Metlife                           30,000           1,563
      WR Berkley                        42,000           1,572
------------------------------------------------------------------
    TOTAL INSURANCE                                      9,353
------------------------------------------------------------------
    Manufacturing -- 1.0%
      Ingersoll-Rand Ltd., Cl A         26,000           1,138
------------------------------------------------------------------
    TOTAL MANUFACTURING                                  1,138
------------------------------------------------------------------
    Medical Products & Services -- 1.2%
      Aetna                             36,000           1,386
------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                    1,386
------------------------------------------------------------------
    Metals & Mining -- 7.3%
      Joy Global                        34,000           2,234
      Phelps Dodge                      28,000           2,413
      Precision Castparts               32,000           2,015
      Vulcan Materials                  19,000           1,614
------------------------------------------------------------------
    TOTAL METALS & MINING                                8,276
------------------------------------------------------------------
    Miscellaneous Business Services -- 3.3%
      Manpower                          29,000           1,889
      MoneyGram International           56,000           1,899
------------------------------------------------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES                3,788
------------------------------------------------------------------
    Oil Drilling & Refining -- 1.5%
      Tidewater                         30,000           1,747
------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                        1,747
------------------------------------------------------------------
    Paper & Paper Products -- 1.6%
      Louisiana-Pacific                 65,000           1,793
------------------------------------------------------------------
    TOTAL PAPER & PAPER PRODUCTS                         1,793
------------------------------------------------------------------
    Petroleum & Fuel Products -- 3.1%
      Anadarko Petroleum                15,000           1,572
      Occidental Petroleum              19,000           1,952
------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                      3,524
------------------------------------------------------------------
    Petroleum Refining -- 4.0%
      ConocoPhillips                    42,035           2,812
      Marathon Oil                      22,000           1,746
------------------------------------------------------------------
    TOTAL PETROLEUM REFINING                             4,558
------------------------------------------------------------------
    Retail -- 7.2%
      JC Penney                         28,000           1,833
      McDonald's                        42,000           1,452
      Nordstrom                         42,000           1,610
      Office Depot*                     49,000           1,988
      Target                            25,000           1,328
------------------------------------------------------------------
    TOTAL RETAIL                                         8,211
------------------------------------------------------------------
    Telephones & Telecommunication -- 1.3%
      AT&T                              55,000           1,442
------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                 1,442
------------------------------------------------------------------
    Transportation Services -- 3.2%
      FedEx                             15,000           1,727
      Norfolk Southern                  35,000           1,890
------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                        3,617
------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $80,950)                   111,901
------------------------------------------------------------------
CASH EQUIVALENT (A) -- 1.2%
      SEI Daily Income Trust
        Prime Obligations Fund,
        Cl A, 4.79%                  1,407,016           1,407
------------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $1,407)                  1,407
------------------------------------------------------------------
    TOTAL INVESTMENTS -- 99.9% (COST $82,357)+        $113,308
------------------------------------------------------------------

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON VALUE FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $113,428 (000s).
* Non-income producing security.
(A) The rate shown represents the 7-day effective yield as of April 30, 2006.
Cl -- Class
Ltd. -- Limited
+ At April 30, 2006 the tax basis cost of the Fund's investments was $82,357 and the unrealized appreciation and depreciation were $31,298 and $(347), respectively. Cost and unrealized figures are shown with "000s" omitted.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON GROWTH FUND
--------------------------------------------------------------------------------
-----------------------------------------------------------------
                                                       VALUE
DESCRIPTION                             SHARES         (000)
-----------------------------------------------------------------
COMMON STOCK -- 99.6%
    Aerospace & Defense -- 1.1%
      United Technologies               14,000         $   879
-----------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                              879
-----------------------------------------------------------------
    Automotive -- 1.6%
      Harsco                            15,000           1,250
-----------------------------------------------------------------
    TOTAL AUTOMOTIVE                                     1,250
-----------------------------------------------------------------
    Communications Equipment -- 4.4%
      Corning*                          51,000           1,409
      L-3 Communications Holdings       12,000             980
      Motorola                          50,000           1,068
-----------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                       3,457
-----------------------------------------------------------------
    Computer Software -- 3.5%
      Adobe Systems*                    33,000           1,293
      Transaction Systems
        Architects*                     37,000           1,478
-----------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                              2,771
-----------------------------------------------------------------
    Computers & Services -- 10.9%
      Apple Computer*                   20,000           1,408
      Cisco Systems*                    60,000           1,257
      Hewlett-Packard                   35,000           1,136
      International Business
        Machines                        14,000           1,153
      International Game Technology     31,000           1,176
      Jabil Circuit*                    32,000           1,248
      Western Digital*                  60,000           1,262
-----------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                           8,640
-----------------------------------------------------------------
    Consumer Products -- 1.2%
      Nike, Cl B                        12,000             982
-----------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                                982
-----------------------------------------------------------------
    Drugs -- 1.4%
      King Pharmaceuticals*             65,000           1,130
-----------------------------------------------------------------
    TOTAL DRUGS                                          1,130
-----------------------------------------------------------------
    Entertainment -- 1.4%
      Walt Disney*                      40,000           1,119
-----------------------------------------------------------------
    TOTAL ENTERTAINMENT                                  1,119
-----------------------------------------------------------------
    Financial Services -- 4.8%
      Capital One Financial             13,000           1,127
      E*Trade Financial*                57,000           1,418
      Moody's                           20,000           1,240
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                             3,785
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 1.5%
      Hormel Foods                      35,000           1,175
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                       1,175
-----------------------------------------------------------------
    Insurance -- 1.7%
      Prudential Financial              17,000           1,328
-----------------------------------------------------------------
    TOTAL INSURANCE                                      1,328
-----------------------------------------------------------------
    Machinery -- 4.7%
      Caterpillar                       16,000           1,212
      Deere                             15,000           1,317
      Kennametal                        19,000           1,175
-----------------------------------------------------------------
    TOTAL MACHINERY                                      3,704
-----------------------------------------------------------------
    Manufacturing -- 2.8%
      Coach*                            32,000           1,056
      Timken                            33,000           1,152
-----------------------------------------------------------------
    TOTAL MANUFACTURING                                  2,208
-----------------------------------------------------------------
    Medical Products & Services -- 8.7%
      Amgen*                            16,000           1,083
      Barr Pharmaceuticals*             20,000           1,211
      Becton Dickinson                  19,000           1,198
      Express Scripts*                  15,000           1,172
      Omnicare                          20,000           1,134


-----------------------------------------------------------------
                                                       VALUE
DESCRIPTION                             SHARES         (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Medical Products & Services -- continued
      UnitedHealth Group                22,000         $ 1,095
-----------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                    6,893
-----------------------------------------------------------------
    Oil Drilling & Refining -- 3.4%
      ENSCO International               22,000           1,177
      Weatherford International Ltd.*   28,000           1,482
-----------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                        2,659
-----------------------------------------------------------------
    Petroleum & Fuel Products -- 3.4%
      Hugoton Royalty Trust*             1,848              51
      Kerr-McGee                        13,000           1,298
      XTO Energy                        31,000           1,313
-----------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                      2,662
-----------------------------------------------------------------
    Petroleum Refining -- 4.9%
      Chevron                           15,000             915
      Sunoco                            17,000           1,378
      Valero Energy                     25,000           1,619
-----------------------------------------------------------------
    TOTAL PETROLEUM REFINING                             3,912
-----------------------------------------------------------------
    Retail -- 18.5%
      AnnTaylor Stores*                 34,000           1,269
      Best Buy                          25,000           1,416
      Brinker International             29,000           1,136
      Circuit City Stores               46,000           1,323
      Darden Restaurants                32,000           1,267
      GameStop, Cl A*                   25,000           1,180
      Home Depot                        26,000           1,038
      Lowe's                            18,000           1,135
      MSC Industrial Direct, Cl A       25,000           1,297
      Polo Ralph Lauren                 21,000           1,275
      Safeway                           46,000           1,156
      Staples                           45,000           1,188
-----------------------------------------------------------------
    TOTAL RETAIL                                        14,680
-----------------------------------------------------------------
    Semi-Conductors & Instruments -- 12.8%
      Advanced Micro Devices*           34,000           1,100
      Broadcom, Cl A*                   30,000           1,233
      Lam Research*                     27,000           1,320
      LSI Logic*                       103,000           1,097
      MEMC Electronic Materials*        35,000           1,421
      National Semiconductor            42,000           1,259
      Nvidia*                           50,000           1,461
      Waters*                           27,000           1,224
-----------------------------------------------------------------
    TOTAL SEMI-CONDUCTORS & INSTRUMENTS                 10,115
-----------------------------------------------------------------
    Services -- 1.5%
      Robert Half International         28,000           1,184
-----------------------------------------------------------------
    TOTAL SERVICES                                       1,184
-----------------------------------------------------------------
    Telephones & Telecommunication -- 2.7%
      Harris                            27,000           1,257
      Sprint Nextel                     35,000             868
-----------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                 2,125
-----------------------------------------------------------------
    Transportation Services -- 2.7%
      Burlington Northern Santa Fe      15,000           1,193
      Con-way                           17,000             947
-----------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                        2,140
-----------------------------------------------------------------
    TOTAL COMMON STOCK (COST $63,939)                   78,798
-----------------------------------------------------------------
CASH EQUIVALENT (A) -- 0.4%
      SEI Daily Income Trust
        Prime Obligations Fund,
        Cl A, 4.79%                    341,274             341
-----------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $341)                      341
-----------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.0% (COST $64,280)+        $79,139
-----------------------------------------------------------------
Percentages are based on Net Assets of $79,130 (000s).

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON GROWTH FUND
--------------------------------------------------------------------------------

* Non-income producing security.
(A) The rate shown represents the 7-day effective yield as of April 30, 2006. Cl -- Class
+ At April, 30, 2006, the tax basis cost of the Fund's investments was $64,280, and the unrealized appreciation and depreciation were $15,511 and $(652), respectively. Cost and unrealized figures are shown with "000s" omitted.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON BURKENROAD FUND
--------------------------------------------------------------------------------
                                                        VALUE
DESCRIPTION                             SHARES          (000)
-----------------------------------------------------------------
COMMON STOCK -- 94.8%
    Aerospace & Defense -- 2.0%
      Armor Holdings*                    7,000         $   428
-----------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                              428
-----------------------------------------------------------------
    Banks -- 6.5%
      Alabama National Bancorporation    5,000             344
      Britton & Koontz Capital           8,359             171
      IBERIABANK                         8,000             469
      Midsouth Bancorp                   8,470             262
      Teche Holding                      4,000             171
-----------------------------------------------------------------
    TOTAL BANKS                                          1,417
-----------------------------------------------------------------
    Building & Construction -- 8.9%
      Craftmade International           17,000             310
      Lennox International              11,000             359
      NCI Building Systems*              8,000             520
      US Concrete*                      35,000             480
      WCI Communities*                  11,000             282
-----------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                        1,951
-----------------------------------------------------------------
    Commercial Services -- 2.0%
      Team*                             14,000             440
-----------------------------------------------------------------
    TOTAL COMMERCIAL SERVICES                              440
-----------------------------------------------------------------
    Computers & Services -- 2.4%
      Computer Programs & Systems        9,000             425
      InterVoice*                       15,500             112
-----------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                             537
-----------------------------------------------------------------
    Consumer Products -- 1.6%
      Marine Products                   33,000             359
-----------------------------------------------------------------
    TOTAL CONSUMER PRODUCTS                                359
-----------------------------------------------------------------
    Correctional Institutions -- 1.6%
      Geo Group*                        10,000             358
-----------------------------------------------------------------
    TOTAL CORRECTIONAL INSTITUTIONS                        358
-----------------------------------------------------------------
    Drugs -- 1.3%
      First Horizon Pharmaceutical*     13,000             290
-----------------------------------------------------------------
    TOTAL DRUGS                                            290
-----------------------------------------------------------------
    Financial Services -- 2.3%
      First Cash Financial Services*    24,000             508
-----------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                               508
-----------------------------------------------------------------
    Food, Beverage & Tobacco -- 3.0%
      National Beverage                 30,000             461
      Sanderson Farms                    7,000             185
-----------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                         646
-----------------------------------------------------------------
    Forestry -- 1.8%
      Deltic Timber                      7,000             404
-----------------------------------------------------------------
    TOTAL FORESTRY                                         404
-----------------------------------------------------------------
    Gas & Natural Gas -- 1.8%
      EnergySouth                       12,000             387
-----------------------------------------------------------------
    TOTAL GAS & NATURAL GAS                                387
-----------------------------------------------------------------
    Insurance -- 1.7%
      Infinity Property & Casualty       8,500             381
-----------------------------------------------------------------
    TOTAL INSURANCE                                        381
-----------------------------------------------------------------
    Leasing & Renting -- 0.9%
      Aaron Rents                        7,000             188
-----------------------------------------------------------------
    TOTAL LEASING & RENTING                                188
-----------------------------------------------------------------
    Medical Products & Services -- 1.9%
      Pediatrix Medical Group*           8,000             405
-----------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                      405
-----------------------------------------------------------------
    Metals & Mining -- 5.1%
      Chaparral Steel*                   3,000             189
      Commercial Metals                 11,000             599
      Quanex                             7,500             321
-----------------------------------------------------------------
    TOTAL METALS & MINING                                1,109
-----------------------------------------------------------------


-----------------------------------------------------------------
DESCRIPTION                             SHARES          VALUE
                                                        (000)
-----------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Office Furniture & Fixtures -- 1.2%
      Global Imaging Systems*            6,800         $   254
-----------------------------------------------------------------
    TOTAL OFFICE FURNITURE & FIXTURES                      254
-----------------------------------------------------------------
    Petroleum & Fuel Products -- 23.0%
      Cabot Oil & Gas                    6,000             296
      Callon Petroleum*                 18,000             371
      Cimarex Energy                     5,000             215
      Denbury Resources*                14,000             456
      Energy Partners*                  13,000             335
      Gulf Island Fabrication           13,000             317
      Hydril*                            5,000             401
      KCS Energy*                       17,000             499
      Lone Star Technologies*            7,000             371
      Petroquest Energy*                40,000             473
      RPC                               17,000             471
      Stone Energy*                      7,000             330
      Superior Energy Services*         16,000             514
-----------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                      5,049
-----------------------------------------------------------------
    Real Estate Investment Trust -- 3.3%
      EastGroup Properties               8,000             357
      Parkway Properties                 9,000             357
-----------------------------------------------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                     714
-----------------------------------------------------------------
    Research & Development -- 1.7%
      Shaw Group*                       12,000             367
-----------------------------------------------------------------
    TOTAL RESEARCH & DEVELOPMENT                           367
-----------------------------------------------------------------
    Retail -- 8.3%
      Hibbett Sporting Goods*           14,000             424
      Landry's Restaurants               9,000             319
      MarineMax*                        10,000             328
      Sonic*                            11,000             373
      Stein Mart                        17,000             269
      Tuesday Morning                    6,000             114
-----------------------------------------------------------------
    TOTAL RETAIL                                         1,827
-----------------------------------------------------------------
    Services -- 3.1%
      Gevity HR                         15,000             385
      Rollins                           15,000             304
-----------------------------------------------------------------
    SERVICES                                               689
-----------------------------------------------------------------
    Transportation Services -- 4.4%
      Frozen Food Express Industries*   20,000             204
      Kirby*                             8,000             589
      PHI*                               5,200             172
-----------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                          965
-----------------------------------------------------------------
    Utilities -- 1.5%
      Cleco                             15,000             338
-----------------------------------------------------------------
    TOTAL UTILITIES                                        338
-----------------------------------------------------------------
    Wholesale -- 3.5%
      Aviall*                            8,000             302
      SCP Pool                          10,000             467
-----------------------------------------------------------------
    TOTAL WHOLESALE                                        769
-----------------------------------------------------------------
    TOTAL COMMON STOCK (COST $14,912)                   20,780
-----------------------------------------------------------------
CASH EQUIVALENTS (A) -- 5.6%
      Federated Prime Cash
        Obligations Fund, 4.71%        627,429             627
      SEI Daily Income Trust
        Prime Obligations Fund,
        Cl A, 4.79%                    606,387             606
-----------------------------------------------------------------
    TOTAL CASH EQUIVALENTS (COST $1,233)                 1,233
-----------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.4% (COST $16,145)+        $22,013
-----------------------------------------------------------------
Percentages are based on Net Assets of $21,923 (000s).
* Non-income producing security.
(A) The rate shown represents the 7-day effective yield as of April 30, 2006.

---------------------------------
SCHEDULE OF INVESTMENTS
---------------------------------                     APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
HANCOCK HORIZON BURKENROAD FUND
--------------------------------------------------------------------------------

Cl -- Class
+ At April, 30, 2006, the tax basis cost of the Fund's investments was $16,145, and the unrealized appreciation and depreciation were $6,271 and $(403), respectively. Cost and unrealized figures are shown with "000s" omitted.


For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Cirlce Fund II


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk
                                        President

Date: June 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk
                                        President

Date: June 19, 2006

By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson
                                        Controller and Chief Financial Officer

Date: June 19, 2006

* Print the name and title of each signing officer under his or her signature.